Identification and business activity - Write - off of mineral stock in the subsidiary El Brocal (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Identification and business activity
Number of operating mining units | item	4
Number of mining units in testing phase | item	1
Number of discontinued mining units | item	2
Depreciation and amortization	$ 120,138	$ 150,821	$ 181,039
Cost of sales	$ 949,248	795,318	732,597
San Gabriel
Identification and business activity
Percentage of project completion	99.00%
Sociedad Minera Cerro Verde S.A.A.
Identification and business activity
Proportion of ownership interest in associate	19.58%
Write-off			1,527
Exploration in operating units	$ 15,916	11,822	9,179
Cost of sales	$ 2,562,301	2,588,779	2,563,519
Compania Minera Coimolache S.A.
Identification and business activity
Proportion of ownership interest in associate	40.10%
Depreciation and amortization	$ 11,651	$ 18,867	34,745
Tinka resources Ltd
Identification and business activity
Proportion of ownership interest in associate	12.16%	19.99%
Depreciation and amortization	$ 0	$ 0	$ 0